Voya Large Cap Value Fund Average Annual Total Returns			12 Months Ended	33 Months Ended	60 Months Ended	120 Months Ended
		May 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	22.83%
Class A C I R R6 and W Shares [Member] | Class A
Prospectus [Line Items]
Average Annual Return, Percent			6.14%		11.24%	10.19%
Performance Inception Date		Dec. 18, 2007
Class A C I R R6 and W Shares [Member] | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.20%		8.30%	7.68%
Class A C I R R6 and W Shares [Member] | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.01%		8.36%	7.66%
Class A C I R R6 and W Shares [Member] | Class A | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.15%		13.15%	14.29%
Class A C I R R6 and W Shares [Member] | Class A | Russell 1000® Value Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		15.91%		11.33%	10.53%
Class A C I R R6 and W Shares [Member] | Class C
Prospectus [Line Items]
Average Annual Return, Percent			10.83%		11.73%	10.19%
Performance Inception Date		Feb. 19, 2008
Class A C I R R6 and W Shares [Member] | Class C | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.15%		13.15%	14.29%
Class A C I R R6 and W Shares [Member] | Class C | Russell 1000® Value Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		15.91%		11.33%	10.53%
Class A C I R R6 and W Shares [Member] | Class I
Prospectus [Line Items]
Average Annual Return, Percent			13.05%		12.94%	11.22%
Performance Inception Date		Mar. 31, 2010
Class A C I R R6 and W Shares [Member] | Class I | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.15%		13.15%	14.29%
Class A C I R R6 and W Shares [Member] | Class I | Russell 1000® Value Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		15.91%		11.33%	10.53%
Class A C I R R6 and W Shares [Member] | Class R
Prospectus [Line Items]
Average Annual Return, Percent			12.41%		12.33%	10.62%
Performance Inception Date		Aug. 05, 2011
Class A C I R R6 and W Shares [Member] | Class R | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.15%		13.15%	14.29%
Class A C I R R6 and W Shares [Member] | Class R | Russell 1000® Value Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		15.91%		11.33%	10.53%
Class A C I R R6 and W Shares [Member] | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			13.03%		12.96%	11.24%
Performance Inception Date		May 31, 2013
Class A C I R R6 and W Shares [Member] | Class R6 | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.15%		13.15%	14.29%
Class A C I R R6 and W Shares [Member] | Class R6 | Russell 1000® Value Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		15.91%		11.33%	10.53%
Class A C I R R6 and W Shares [Member] | Class W
Prospectus [Line Items]
Average Annual Return, Percent			12.87%		12.85%	11.14%
Performance Inception Date		Jun. 01, 2009
Class A C I R R6 and W Shares [Member] | Class W | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.15%		13.15%	14.29%
Class A C I R R6 and W Shares [Member] | Class W | Russell 1000® Value Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		15.91%		11.33%	10.53%

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	The index returns do not reflect deductions for fees, expenses, or taxes.